Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Aug. 31, 2024
C000116034 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class A
Trading Symbol	JFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class A/JFGAX)	$145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class A/JFGAX) returned 17.89% (excluding sales charges) for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.
TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class A/JFGAX)	11.96%	7.41%	8.33%
Fundamental Global Franchise Fund (Class A/JFGAX)—excluding sales charge	17.89%	8.52%	8.89%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 250,521,478
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,064,508
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

C000116035 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class I
Trading Symbol	JFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class I/JFGIX)	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class I/JFGIX) returned 18.26% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.
TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class I/JFGIX)	18.26%	8.85%	9.23%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 250,521,478
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,064,508
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

C000116036 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class NAV)	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class NAV) returned 18.44% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.
TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class NAV)	18.44%	8.98%	9.36%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 250,521,478
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,064,508
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

C000178758 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class R6
Trading Symbol	JFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class R6/JFGFX)	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class R6/JFGFX) returned 18.43% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.
TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class R6/JFGFX)	18.43%	8.98%	9.23%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 250,521,478
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,064,508
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

C000008922 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class 1
Trading Symbol	JIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 22.06% for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	22.06%	11.18%	8.55%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,761,669,985
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 10,868,624
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

C000153950 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	JHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 21.58% (excluding sales charges) for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	15.52%	9.64%	7.64%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	21.58%	10.77%	8.19%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,761,669,985
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 10,868,624
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

C000153951 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	JHERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$200	1.81%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 20.72% (excluding sales charges) for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	19.72%	10.00%	7.47%
Equity Income Fund (Class C/JHERX)—excluding sales charge	20.72%	10.00%	7.47%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,761,669,985
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 10,868,624
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

C000008921 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class NAV)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class NAV) returned 22.17% for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class NAV)	22.17%	11.24%	8.61%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,761,669,985
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 10,868,624
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

C000128520 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class A
Trading Symbol	JISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class A/JISAX)	$143	1.33%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Fund (Class A/JISAX) returned 15.35% (excluding sales charges) for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure
TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class A/JISAX)	9.61%	6.30%	4.00%
International Small Company Fund (Class A/JISAX)—excluding sales charge	15.35%	7.40%	4.54%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 550,957,666
Holdings Count | Holding	3,630
Advisory Fees Paid, Amount	$ 4,450,040
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

C000128521 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class C
Trading Symbol	JISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class C/JISDX)	$218	2.03%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Fund (Class C/JISDX) returned 14.67% (excluding sales charges) for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure
TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class C/JISDX)	13.67%	6.63%	3.77%
International Small Company Fund (Class C/JISDX)—excluding sales charge	14.67%	6.63%	3.77%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 550,957,666
Holdings Count | Holding	3,630
Advisory Fees Paid, Amount	$ 4,450,040
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

C000128522 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class I
Trading Symbol	JSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class I/JSCIX)	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Fund (Class I/JSCIX) returned 15.68% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure
TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class I/JSCIX)	15.68%	7.68%	4.83%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 550,957,666
Holdings Count | Holding	3,630
Advisory Fees Paid, Amount	$ 4,450,040
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

C000026876 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class NAV)	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Fund (Class NAV) returned 15.90% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure
TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class NAV)	15.90%	7.82%	4.95%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 550,957,666
Holdings Count | Holding	3,630
Advisory Fees Paid, Amount	$ 4,450,040
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

C000128528 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class R6
Trading Symbol	JHSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class R6/JHSMX)	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Fund (Class R6/JHSMX) returned 16.19% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure
TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class R6/JHSMX)	16.19%	7.88%	4.98%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 550,957,666
Holdings Count | Holding	3,630
Advisory Fees Paid, Amount	$ 4,450,040
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

C000009221 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class 1
Trading Symbol	JISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class 1/JISOX)	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class 1/JISOX) returned 12.10% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class 1/JISOX)	12.10%	9.99%	7.19%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141730 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class A
Trading Symbol	JASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class A/JASOX)	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class A/JASOX) returned 11.74% (excluding sales charges) for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class A/JASOX)	6.15%	8.52%	6.31%
New Opportunities Fund (Class A/JASOX)—excluding sales charge	11.74%	9.64%	6.86%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141733 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class C
Trading Symbol	JBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class C/JBSOX)	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class C/JBSOX) returned 10.87% (excluding sales charges) for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class C/JBSOX)	9.87%	8.82%	6.14%
New Opportunities Fund (Class C/JBSOX)—excluding sales charge	10.87%	8.82%	6.14%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141734 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class I
Trading Symbol	JHSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class I/JHSOX)	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class I/JHSOX) returned 12.02% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class I/JHSOX)	12.02%	9.92%	7.13%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141736 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R2
Trading Symbol	JSSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R2/JSSOX)	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class R2/JSSOX) returned 11.69% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R2/JSSOX)	11.69%	9.61%	6.90%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141738 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R4
Trading Symbol	JUSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R4/JUSOX)	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class R4/JUSOX) returned 11.94% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R4/JUSOX)	11.94%	9.85%	7.07%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000141731 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R6
Trading Symbol	JWSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R6/JWSOX)	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
New Opportunities Fund (Class R6/JWSOX) returned 12.13% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.
TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.
The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R6/JWSOX)	12.13%	10.03%	7.23%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 299,385,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,080,392
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

C000127063 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	JHGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 21.27% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	15.23%	9.63%	7.31%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	21.27%	10.75%	7.86%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000152689 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	JGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$220	2.00%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 20.37% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	19.37%	9.98%	7.15%
Global Equity Fund (Class C/JGECX)—excluding sales charge	20.37%	9.98%	7.15%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000127064 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class I
Trading Symbol	JGEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 21.58% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	21.58%	11.08%	8.16%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000127065 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 21.71% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	21.71%	11.21%	8.30%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000152690 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R2
Trading Symbol	JGERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$154	1.39%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 21.22% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	21.22%	10.65%	7.81%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000152691 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R4
Trading Symbol	JGETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 21.56% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	21.56%	11.02%	8.11%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

C000152692 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R6
Trading Symbol	JGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 21.72% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.
TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	21.72%	11.18%	8.26%
MSCI World Index	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 598,866,208
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,628,183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%